Financial Investments - HSBC Holdings, Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Amortised cost	$ 481,874	$ 436,959
Financial assets	2,880,751	2,621,427
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	76,882
Financial assets	76,882	75,259
US Treasury
Disclosure of financial assets [line items]
Amortised cost	75,531	79,633
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	19,851	26,356
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	10,691	8,070
Not later than one year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	6,135
Financial assets	6,135	5,472
Not later than one year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,769
Yield	0.10%
Not later than one year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Not later than one year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 110
Yield	2.50%
1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 16,499
Financial assets	16,497	14,395
1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 4,618
Yield	1.60%
1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 9
Yield	3.80%
1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 258
Yield	2.70%
5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 19,437
Financial assets	19,439	21,431
5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,003
Yield	2.00%
5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	4.50%
5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 436
Yield	2.20%
Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 34,811
Financial assets	34,812	33,961
Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 969
Yield	2.80%
Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 7,084
Yield	2.60%
Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 1,112
Yield	3.30%
HSBC Holdings
Disclosure of financial assets [line items]
Amortised cost	$ 17,485	16,106
Financial assets	102,237	93,215
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	17,485	16,106
HSBC Holdings | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,544	6,025
HSBC Holdings | US Treasury
Disclosure of financial assets [line items]
Amortised cost	17,485	16,106
HSBC Holdings | US Government agencies
Disclosure of financial assets [line items]
Amortised cost	0	0
HSBC Holdings | US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	0	0
HSBC Holdings | Not later than one year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	3,767
Financial assets	3,767	3,010
HSBC Holdings | Not later than one year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,767
Yield	1.50%
HSBC Holdings | Not later than one year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Not later than one year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,777
Financial assets	2,777	3,015
HSBC Holdings | 1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,777
Yield	0.30%
HSBC Holdings | 1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Financial assets	0	0
HSBC Holdings | 5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Financial assets	0	$ 0
HSBC Holdings | Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%